                                   MUNICIPAL
                                MONEY MARKET [BAR LOGO]
                                        FUND

                     [Pictures of People Working & Playing]

                       The Intelligent Creation of Wealth




                                 ANNUAL REPORT
                           and Investment Performance
                        Review for the Fiscal Year Ended
                                August 31, 2002



                                (HERITAGE LOGO)

                                                                 October 4, 2002

Dear Valued Shareholders,

     I am pleased to provide you with the annual report for the Heritage Cash Trust -- Municipal Money Market Fund (the "Fund") for the fiscal year ended August 31, 2002. The seven day current yield of the Fund declined from a 1.75%* level on September 1, 2001, to 0.79%* on August 31, 2002. The seven day current yield reported in the Fund's semiannual report dated February 28, 2002, was also 0.79%*.

     This decline was attributable to four interest rate cuts by the Federal Reserve policy makers totaling 1.75% in the later months of the calendar year 2001. The Fund's seven-day current yield has remained relatively unchanged over the past six months due to a stable rate environment maintained by the Federal Reserve policy makers. The Federal Reserve has currently stated that over time the accommodative stance of monetary policy should bring about a better growth climate.

     Please remember that if you are subject to the Alternative Minimum Tax, a portion of your Fund's income may be considered a preference item for tax purposes. Also, if you are subject to state income tax, the income your Fund earns from securities issued in your state may be exempt from your state income tax.

     During this reporting period the Fund's Trustees appointed Deborah Talbot as a new Trustee to the Heritage Family of Funds. Ms. Talbot's background in executive consulting and advisory services is a welcome addition to our current Board. On behalf of Heritage, I thank you for your continuing investment in the Heritage Cash Trust -- Municipal Money Market Fund.

                                          Sincerely,

                                          /s/ Richard K. Riess

                                          Richard K. Riess
                                          President
---------------

* This performance data represents past performance and the investment return of an investment in the Fund will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                                                   Annual Report

--------------------------------------------------------------------------------
                 HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2002
--------------------------------------------------------------------------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES--102.2%(A)(B)

ALASKA--2.8%
$ 25,200,000  Alaska Industrial Development
                Authority, 1.38%(c)
                Fairbanks Gold Mining Inc.,
                Series 97, AMT, 09/07/02
                LOC: Bank of Nova Scotia....  $ 25,200,000
   1,240,000  Matanuska-Susitna Boro, GO,
                4.50%
                Series 98A, FGIC,
                03/01/03....................     1,257,365
                                              ------------
                                                26,457,365
                                              ------------

ARIZONA--3.3%
  17,500,000  Arizona Education Loan
                Marketing Corporation,
                1.45%(c)
                Student Loan Revenue Bond
                Series 91A, AMT, 09/07/02
                LOC: State Street Bank......    17,500,000
  13,800,000  Phoenix Civic Improvement
                Authority, 1.45%(c)
                Sub Excise Tax
                Series 95, AMT, 09/07/02
                LOC: Landesbank-Hessen
                Theuringen..................    13,800,000
                                              ------------
                                                31,300,000
                                              ------------

ARKANSAS--2.8%
   6,000,000  Arkansas Development Finance
                Authority, 1.45%(c)
                Environmental Facility
                Revenue Bond
                Teris LLC, Series 02, AMT,
                09/07/02
                LOC: Wachovia Bank and
                Trust.......................     6,000,000
   5,750,000  Arkansas Development Finance
                Authority, 1.45%(c)
                Industrial Development
                Revenue Bond
                Potlatch Corporation
                Project,
                Series 95A, AMT, 09/07/02
                LOC: Bank of America........     5,750,000
  14,500,000  Union County, 1.50%(c)
                Pollution Control Revenue
                Bond
                Del-Tin Fiber Project,
                Series 97B, AMT, 09/07/02
                LOC: Bank One, N.A..........    14,500,000
                                              ------------
                                                26,250,000
                                              ------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)

CALIFORNIA--1.5%
  14,000,000  California Higher Education
                Loan Authority, 1.45%(c)
                Student Loan Revenue Bond
                Series 92E-1, AMT, 09/07/02
                LOC: Student Loan Marketing
                Association.................    14,000,000
                                              ------------

DELAWARE--4.7%
  36,800,000  Delaware Economic Development
                Authority, 1.56%(c)
                Industrial Development
                Revenue Bond
                Motiva Enterprises Project,
                Series 97C, AMT, 09/07/02...    36,800,000
   8,000,000  Delaware Economic Development
                Authority, 1.60%(c)
                Industrial Development
                Revenue Bond
                Motiva Enterprises Project,
                Series 97D, AMT, 09/07/02...     8,000,000
                                              ------------
                                                44,800,000
                                              ------------

DISTRICT OF COLUMBIA--1.8%
   1,750,000  District of Columbia, 1.45%(c)
                Defenders of Wildlife Issue,
                Series 02, 09/07/02
                LOC: Bank of America........     1,750,000
   4,000,000  District of Columbia, 1.40%(c)
                Education Facilities Revenue
                Bond
                Institute For International
                Economy,
                Series 00, 09/07/02
                LOC: SunTrust Bank..........     4,000,000
   4,500,000  District of Columbia, GO,
                1.40%(b)
                Series 00B, FSA, 09/07/02
                SBPA: Dexia Bank............     4,500,000
   7,000,000  Metro Washington D.C. Airports
                Authority, 1.40%(c)
                Airport Revenue Bond
                Series 02C, FSA, 09/07/02
                SBPA: Dexia Bank............     7,000,000
                                              ------------
                                                17,250,000
                                              ------------

    The accompanying notes are an integral part of the financial statements.

                                                                   Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2002
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
FLORIDA--3.5%
$ 10,000,000  Florida Housing Finance
                Agency, 1.31%(c)
                Multi Family Housing Revenue
                Bond
                Ashley Lake II Project,
                Series 89J, AMT, 09/07/02
                LOC: Federal Home Loan
                Mortgage Corporation........  $ 10,000,000
  15,200,000  Florida Housing Finance
                Agency, 1.45%(c)
                Multi Family Housing Revenue
                Bond
                Hampton Lakes Project,
                Series 85U, 09/07/02
                LOC: Credit Suisse First
                Boston......................    15,200,000
   4,010,000  Pinellas County, 1.40%(c)
                Education Facilities Revenue
                Bond
                Canterbury School of
                Florida,
                Series 00, 09/07/02
                LOC: SunTrust Bank..........     4,010,000
   4,000,000  Pinellas County, 1.40%(c)
                Education Facilities Revenue
                Bond
                Shorecrest Prep School,
                Series 01, 09/07/02
                LOC: SunTrust Bank..........     4,000,000
                                              ------------
                                                33,210,000
                                              ------------

GEORGIA--4.5%
   5,000,000  Athens-Clarke Counties
                Development Authority,
                1.40%(c)
                UGA Real Estate Project,
                Series 01, 09/07/02
                LOC: SunTrust Bank..........     5,000,000
   3,300,000  Clayton County, 1.50%(c)
                Industrial Development
                Revenue Bond
                C. W. Matthews Contracting
                Project,
                Series 00, AMT, 09/07/02
                LOC: Bank of America........     3,300,000
   8,850,000  Cobb County Housing Authority,
                1.40%(c)
                Multi Family Housing Revenue
                Bond
                Walton Trail Apartments
                Project,
                Series 00, AMT, 09/07/02
                LOC: Federal Home Loan
                Mortgage Corporation........     8,850,000

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
GEORGIA (CONTINUED)
  10,000,000  DeKalb County Hospital
                Authority, 1.40%(c)
                Hospital Revenue
                Anticipation Certificate
                DeKalb Medical Center,
                Series 00A, 09/07/02
                LOC: SunTrust Bank..........    10,000,000
   4,000,000  DeKalb County Housing
                Authority, 1.35%(c)
                Multi Family Housing Revenue
                Bond
                Mountain Crest Apartments,
                Series 02A-1, AMT, 09/07/02
                LOC: SunTrust Bank..........     4,000,000
   3,500,000  Fulton County Development
                Authority, 1.40%(c)
                Education Revenue Bond
                Trinity School Project,
                Series 00, 09/07/02
                LOC: SunTrust Bank..........     3,500,000
   3,900,000  Gainesville & Hall County
                Development Authority,
                1.50%(c)
                Industrial Development
                Revenue Bond
                IMS Gear Project,
                Series 00, AMT, 09/07/02
                LOC: Wachovia Bank and
                Trust.......................     3,900,000
   3,800,000  Rockmart Development
                Authority, 1.40%(c)
                Industrial Development
                Revenue Bond
                C. W. Matthews Contracting
                Project,
                Series 00, AMT, 09/07/02
                LOC: Wachovia Bank and
                Trust.......................     3,800,000
                                              ------------
                                                42,350,000
                                              ------------

    The accompanying notes are an integral part of the financial statements.

                                                                   Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2002
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
HAWAII--0.5%
$  4,365,000  Hawaii, GO, 6.25%
                Series 97CN, FGIC,
                03/01/03....................  $  4,464,161
                                              ------------

IDAHO--0.5%
   4,600,000  Nez Perce County, 1.30%(c)
                Pollution Control Revenue
                Bond
                Potlatch Corporation
                Project,
                Series 84, 09/07/02
                LOC: Bank of America........     4,600,000
                                              ------------

ILLINOIS--11.1%
   3,760,000  Chicago, 1.46%(c)
                Industrial Development
                Revenue Bond
                Andres Imaging,
                Series 00, AMT, 09/07/02
                LOC: LaSalle National
                Bank........................     3,760,000
   6,345,000  Chicago, 1.46%(c)
                Industrial Development
                Revenue Bond
                Evans Food Products Company,
                Series 98, AMT, 09/07/02
                LOC: LaSalle National
                Bank........................     6,345,000
   1,095,000  Chicago, 1.46%(c)
                Industrial Development
                Revenue Bond
                Guernsey Bel Inc.,
                Series 96A, AMT, 09/07/02
                LOC: LaSalle National
                Bank........................     1,095,000
   1,400,000  Chicago, 1.46%(c)
                Industrial Development
                Revenue Bond
                Guernsey Bel Inc.,
                Series 96B, AMT, 09/07/02
                LOC: LaSalle National
                Bank........................     1,400,000
   3,000,000  Chicago, 1.50%(c)
                Multi Family Housing Revenue
                Bond
                North Larabee,
                Series 01A, AMT, 09/07/02
                LOC: Harris Trust and
                Savings.....................     3,000,000
   9,865,000  Elmhurst, 1.40%(c)
                Hospital Revenue Bond
                Joint Community Health
                Project,
                Series 88, 09/07/02
                LOC: Dexia Bank.............     9,865,000

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
ILLINOIS (CONTINUED)
  10,000,000  Glendale Heights, 1.45%(c)
                Multi Family Housing Revenue
                Bond
                Glendale Lakes,
                Series 00, 09/07/02
                LOC: Federal Home Loan
                Mortgage Corporation........    10,000,000
   5,000,000  Hennepin, 1.40%(c)
                Pollution Control Revenue
                Bond
                Hennepin-Hopper Lakes,
                Series 01, 09/07/02
                LOC: Harris Trust and
                Savings.....................     5,000,000
   3,130,000  Huntley, 1.55%(c)
                Industrial Development
                Revenue Bond
                Colony Inc. Project, Series
                99, AMT, 09/07/02
                LOC: American National Bank
                of Chicago..................     3,130,000
   1,800,000  Illinois Development Finance
                Authority, 1.46%(c)
                Industrial Development
                Revenue Bond
                Azteca Foods Inc. Project,
                Series 95, AMT, 09/07/02
                LOC: LaSalle National
                Bank........................     1,800,000
   1,350,000  Illinois Development Finance
                Authority, 1.46%(c)
                Industrial Development
                Revenue Bond
                Emtech Machining, Series 96,
                AMT, 09/07/02
                LOC: LaSalle National
                Bank........................     1,350,000
   3,500,000  Illinois Development Finance
                Authority, 1.46%(c)
                Industrial Development
                Revenue Bond
                F.C. Ltd Project, AMT,
                Series 91, 09/07/02
                LOC: LaSalle National
                Bank........................     3,500,000
     800,000  Illinois Development Finance
                Authority, 1.46%(c)
                Industrial Development
                Revenue Bond
                Kindlon Partners Project,
                Series 91, AMT, 09/07/02
                LOC: LaSalle National
                Bank........................       800,000

    The accompanying notes are an integral part of the financial statements.

                                                                   Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2002
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
ILLINOIS (CONTINUED)
$  2,000,000  Illinois Development Finance
                Authority, 1.50%(c)
                Industrial Development
                Revenue Bond
                MPP Zinc Plating Plant,
                Series 00, AMT, 09/07/02
                LOC: Bank Of America........  $  2,000,000
   4,000,000  Illinois Development Finance
                Authority, 1.50%(c)
                Industrial Development
                Revenue Bond
                Northwest Pallet, Series 01,
                AMT, 09/07/02
                LOC: Harris Trust and
                Savings.....................     4,000,000
   3,530,000  Illinois Development Finance
                Authority, 1.46%(c)
                Industrial Development
                Revenue Bond
                Olive Can Company, Series
                94, AMT, 09/07/02
                LOC: LaSalle National
                Bank........................     3,530,000
   3,025,000  Illinois Development Finance
                Authority, 1.46%(c)
                Industrial Development
                Revenue Bond
                Porter Athletic Equipment
                Project, AMT, 09/07/02,
                Series 01
                LOC: LaSalle National
                Bank........................     3,025,000
   3,700,000  Illinois Development Finance
                Authority, 1.46%(c)
                Industrial Development
                Revenue Bond
                Touhy Partnership Project,
                Series 96, AMT, 09/07/02
                LOC: LaSalle National
                Bank........................     3,700,000
  21,000,000  Illinois Health Facilities
                Authority, 1.45%(c)
                Hospital Revenue Bond
                Resurrection Health, Series
                99B, FSA, 09/07/02
                SBPA: ABN-AMRO..............    21,000,000
   4,300,000  Illinois Student Assistance
                Commission, 1.50%(c)
                Student Loan Revenue Bond
                Series 97A, AMT, 09/07/02
                LOC: First National Bank of
                Chicago.....................     4,300,000

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
ILLINOIS (CONTINUED)
   4,000,000  Lake County, 1.55%(c)
                Industrial Development
                Revenue Bond
                Northpoint Association, AMT,
                09/07/02
                LOC: Northern Trust
                Company.....................     4,000,000
   4,320,000  Lake County, 1.55%(c)
                Pollution Control Revenue
                Bond
                Countryside Landfill
                Project, Series 96B, AMT,
                09/07/02
                LOC: Morgan Guaranty Trust
                Company.....................     4,320,000
   4,545,000  Wheeling, 1.40%(c)
                Industrial Development
                Revenue Bond
                V-S Industries Inc., Series
                00, AMT, 09/07/02
                LOC: Harris Trust and
                Savings.....................     4,545,000
                                              ------------
                                               105,465,000
                                              ------------

INDIANA--2.3%
   3,250,000  Crawfordsville, 1.52%(c)
                Multi Family Housing Revenue
                Bond
                Pedcor Investments Shady
                Project, Series 93, AMT,
                09/07/02
                LOC: Federal Home Loan
                Bank........................     3,250,000
   2,730,000  Elkhart County, 1.50%(c)
                Multi Family Housing Revenue
                Bond
                Johnson Street Apartments
                Project, Series 98A, AMT,
                09/07/02
                LOC: Federal Home Loan
                Bank........................     2,730,000
   2,500,000  Gibson County, 1.55%(c)
                Pollution Control Revenue
                Bond
                Toyota Motors Credit
                Corporation, Series 97, AMT,
                09/07/02....................     2,500,000
   3,000,000  Gibson County, 1.55%(c)
                Pollution Control Revenue
                Bond
                Toyota Motors Credit
                Corporation, Series 99A,
                AMT, 09/07/02...............     3,000,000

    The accompanying notes are an integral part of the financial statements.

                                                                   Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2002
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
INDIANA (CONTINUED)
$  1,000,000  Gibson County, 1.55%(c)
                Pollution Control Revenue
                Bond
                Toyota Motors Credit
                Corporation, Series 00A,
                AMT, 09/07/02...............  $  1,000,000
   4,000,000  Gibson County, 1.55%(c)
                Pollution Control Revenue
                Bond
                Toyota Motors Credit
                Corporation, Series 01, AMT,
                09/07/02....................     4,000,000
   3,000,000  Gibson County, 1.55%(c)
                Pollution Control Revenue
                Bond
                Toyota Motors Credit
                Corporation, Series 01B,
                AMT, 09/07/02...............     3,000,000
   1,899,000  La Porte County, 1.53%(c)
                Multi Family Housing Revenue
                Bond
                Pedcor Investments Woodland
                Project, Series 94, AMT,
                09/07/02
                LOC: Federal Home Loan
                Bank........................     1,899,000
                                              ------------
                                                21,379,000
                                              ------------

IOWA--0.1%
   1,110,000  Webster County, 1.45%(c)
                Education Facilities Revenue
                Bond
                St. Edmond Project, Series
                00, 09/07/02
                LOC: Wells Fargo Bank.......     1,110,000
                                              ------------

KANSAS--0.4%
   3,900,000  Shawnee, 1.46%(c)
                Industrial Development
                Revenue Bond
                Thrall Enterprises, Series
                94, AMT, 09/07/02
                LOC: LaSalle National
                Bank........................     3,900,000
                                              ------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)

KENTUCKY--3.4%
  14,050,000  Breckinridge County, 1.36%(c)
                Kentucky Association of
                Counties Leasing Trust,
                09/07/02
                LOC: U.S. Bank N.A..........    14,050,000
  14,495,000  Breckinridge County, 1.36%(c)
                Kentucky Association of
                Counties Leasing Trust,
                Series A, 09/07/02
                LOC: U.S. Bank N.A..........    14,495,000
   3,370,000  Somerset County, 1.40%(c)
                Multi Family Housing Revenue
                Bond
                Blakley Family YMCA Project,
                Series 00, 09/07/02
                LOC: Fifth Third Bank.......     3,370,000
                                              ------------
                                                31,915,000
                                              ------------

LOUISIANA--2.7%
   1,500,000  Calcasieu Parish, 1.50%(c)
                Industrial Development
                Revenue Bond
                Hydroserve Westlake Project,
                Series 98, AMT, 09/07/02
                LOC: J.P. Morgan Chase......     1,500,000
   3,500,000  Deridder, 1.55%(c)
                Industrial Development
                Revenue Bond
                Pax Inc. Project, Series 97,
                AMT, 09/07/02
                LOC: Bank One Corporation...     3,500,000
  10,000,000  Lake Charles, 1.45%(c)
                Harbor and Terminal Port,
                AMT, 09/07/02
                LOC: Credit Local de
                France......................    10,000,000
  10,200,000  Lincoln Parish, 1.55%(c)
                Pollution Control Revenue
                Bond
                Willamette Industries
                Project, Series 96, AMT,
                09/07/02
                LOC: Deutsche Bank A.G......    10,200,000
                                              ------------
                                                25,200,000
                                              ------------

    The accompanying notes are an integral part of the financial statements.

                                                                   Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2002
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
MAINE--1.7%
$  6,000,000  Maine Finance Authority,
                1.45%(c)
                Industrial Development
                Revenue Bond
                Jackson Laboratory, Series
                02, 09/07/02
                LOC: Fleet Bank.............  $  6,000,000
  10,000,000  Maine Housing Authority,
                1.45%(c)
                Multi Family Housing Revenue
                Bond
                Park Village Apartment
                Project, AMT, 09/07/02
                LOC: General Electric
                Capital Corporation.........    10,000,000
                                              ------------
                                                16,000,000
                                              ------------

MARYLAND--0.3%
   3,000,000  Montgomery County Housing
                Authority, 1.36%(c)
                Multi Family Housing Revenue
                Bond
                The Grand, Series 00-I, AMT,
                09/07/02
                LOC: Federal National
                Mortgage Association........     3,000,000
                                              ------------
MASSACHUSETTS 0.7%
   7,065,000  Massachusetts Development
                Finance Agency, 1.43%(c)
                Masonic Nursing Home
                Project, Series 02, 09/07/02
                LOC: Royal Bank of
                Scotland....................     7,065,000
                                              ------------

MICHIGAN--8.6%
  12,095,000  Michigan Health Facilities
                Revenue Authority, 1.46%(c)
                Hospital Revenue Bond
                West Shore Medical Center,
                Series 01, 09/07/02
                LOC: National City Bank.....    12,095,000
   7,700,000  Michigan Hospital Finance
                Authority, 1.59%(c)
                Hospital Equipment Loan
                Program, Series 00A,
                09/07/02
                LOC: National City Bank of
                Indiana.....................     7,700,000

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
MICHIGAN (CONTINUED)
  11,770,000  Michigan Hospital Finance
                Authority, 1.45%(c)
                Trinity Health Group, Series
                00B, 09/07/02
                SBPA: Northern Trust
                Company.....................    11,770,000
   1,000,000  Michigan Housing Development
                Authority, 1.43%(c)
                Multi Family Housing Revenue
                Bond
                Harbortown Housing Project,
                Series 91, 09/07/02
                LOC: Deutsche Bank..........     1,000,000
  16,159,000  Michigan Strategic Fund,
                1.45%(c)
                Industrial Development
                Revenue Bond
                Grayling Generating Project,
                Series 90, AMT, 09/07/02
                LOC: Barclays Bank..........    16,159,000
  33,100,000  Wayne County, 1.36%(c)
                Airport Revenue Bond
                Detroit Metro Wayne Airport,
                Series 01, FSA, AMT,
                09/07/02
                SBPA: Bayerische
                Landesbank..................    33,100,000
                                              ------------
                                                81,824,000
                                              ------------

MINNESOTA--0.5%
   4,700,000  Bloomington Housing Finance
                Authority, 1.45%(c)
                Multi Family Housing Revenue
                Bond
                Crow/Bloomington Apartments,
                Series 93, 09/07/02
                LOC: Credit Suisse First
                Boston......................     4,700,000
                                              ------------

MISSOURI--2.2%
  20,945,000  Lees Summit, 1.55%(c)
                Multi Family Housing Revenue
                Bond
                Series 01A, 09/07/02
                GIC: Bayerische
                Landesbank..................    20,945,000
                                              ------------

    The accompanying notes are an integral part of the financial statements.

                                                                   Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2002
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
NEBRASKA--0.4%
$  3,900,000  Lancaster County, 1.55%(c)
                Industrial Development
                Revenue Bond
                Husker Foods Inc. Project,
                AMT, 09/07/02
                LOC: Wells Fargo Bank.......  $  3,900,000
                                              ------------
NEVADA--1.4%
   4,600,000  Henderson, 1.55%(c)
                Multi Family Housing Revenue
                Bond
                Pueblo Verde Apartment
                Project, Series 95A,
                09/07/02
                LOC: Credit Suisse First
                Boston......................     4,600,000
   1,790,000  Nevada Housing Finance Agency,
                1.45%(c)
                Multi Family Housing Revenue
                Bond
                Fremont Meadows Apartment
                Project, Series 97, AMT,
                09/07/02
                LOC: Federal Home Loan
                Bank........................     1,790,000
   2,000,000  Nevada Housing Finance Agency,
                1.45%(c)
                Multi Family Housing Revenue
                Bond
                Horizon Pines Project,
                Series 00A, AMT, 09/07/02
                LOC: Federal National
                Mortgage Association........     2,000,000
   5,000,000  Nevada Housing Finance Agency,
                1.80%
                Single Family Mortgage
                Revenue Bond
                Series 02, AMT, 03/31/03
                GIC: Bayerische
                Landesbank..................     5,000,000
                                              ------------
                                                13,390,000
                                              ------------

NEW HAMPSHIRE--0.7%
   7,000,000  New Hampshire Housing Finance
                Authority, 1.50%(c)
                Multi Family Housing Revenue
                Bond
                P.R.A. Properties-Pheasant
                Run, Series 95, AMT,
                09/07/02
                LOC: General Electric
                Capital Corporation.........     7,000,000
                                              ------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)

NORTH CAROLINA--0.4%
   3,900,000  Henderson County, 1.50%(c)
                Pollution Control Revenue
                Bond
                Andy Petree Racing Project,
                Series 00, AMT, 09/07/02
                LOC: Wachovia Bank and
                Trust.......................     3,900,000
                                              ------------

OHIO--3.4%
  12,000,000  Cambridge, 1.45%(c)
                Hospital Revenue Bond
                Regional Medical Center
                Project,
                Series 01, 09/07/02
                LOC: National City Bank.....    12,000,000
   7,400,000  Ohio Air Quality Development
                Authority, 1.36%(c)
                Pollution Control Revenue
                Bond
                JMG Funding Ltd Project,
                Series 94A, AMT, 09/07/02
                LOC: Societe Generale.......     7,400,000
  11,100,000  Ohio Air Quality Development
                Authority, 1.36%(c)
                Pollution Control Revenue
                Bond
                JMG Funding Ltd Project,
                Series 95A, AMT, 09/07/02
                LOC: Westdeutsche
                Landesbank..................    11,100,000
   1,500,000  Toledo, 1.45%(c)
                Special Assessment Notes
                Series 01, 09/07/02
                LOC: Bank One...............     1,500,000
                                              ------------
                                                32,000,000
                                              ------------

OKLAHOMA--0.2%
   2,000,000  Oklahoma Development Finance
                Authority, 1.50%(c)
                Industrial Development
                Revenue Bond
                Shawnee Funding Project,
                Series 96, AMT, 09/07/02
                LOC: Bank of Nova Scotia....     2,000,000
                                              ------------

    The accompanying notes are an integral part of the financial statements.

                                                                   Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2002
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
OREGON--1.0%
$  9,515,000  Oregon Housing Finance
                Authority, 1.55%
                Single Family Mortgage
                Revenue Bond
                Series K, AMT, 12/31/02
                Invested in U.S. Treasury
                Securities..................  $  9,515,000
                                              ------------

PENNSYLVANIA--2.1%
   2,000,000  Elk County, 1.55%(c)
                Industrial Development
                Revenue Bond
                Willamette Industries
                Project, Series 92, AMT,
                09/07/02
                LOC: Deutsche Bank A.G......     2,000,000
   2,000,000  Emmaus, GO, 1.45%(c)
                Bond Pool Project,
                Series 89F-17, 09/07/02
                LOC: Bayerische Landesbank..     2,000,000
   4,780,000  Pennsylvania Energy
                Development Authority,
                1.40%(c)
                B & W Ebensburg Project,
                AMT, 09/07/02
                LOC: Landesbank Hessen-
                Thueringen..................     4,780,000
  10,800,000  Pennsylvania Higher Education
                Authority, 3.15%
                Student Loan Revenue Bond
                Series 01B, 07/01/03
                SBPA: Westdeutsche
                Landesbank..................    10,903,605
                                              ------------
                                                19,683,605
                                              ------------

RHODE ISLAND--1.3%
   4,400,000  Rhode Island Higher Education,
                1.45%(c)
                Student Loan Revenue Bond
                Series 95-1, AMT, 09/07/02
                LOC: State Street Bank &
                Trust Company...............     4,400,000
   5,000,000  Rhode Island Higher Education,
                1.45%(c)
                Student Loan Revenue Bond
                Series 96-2, AMT, 09/07/02
                LOC: State Street Bank &
                Trust Company...............     5,000,000

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
RHODE ISLAND (CONTINUED)
   2,600,000  Rhode Island Higher Education,
                1.45%(c)
                Student Loan Revenue Bond
                Series 96-3, AMT, 09/07/02
                LOC: State Street Bank &
                Trust Company...............     2,600,000
                                              ------------
                                                12,000,000
                                              ------------

SOUTH CAROLINA--1.8%
  12,000,000  Marlboro County, 1.55%(c)
                Pollution Control Revenue
                Bond
                Willamette Industries
                Project, Series 96, AMT,
                09/07/02
                LOC: Deutsche Bank A.G......    12,000,000
   5,200,000  South Carolina Economic
                Development Authority,
                1.45%(c)
                Industrial Development
                Revenue Bond
                Brown Packing Company,
                Series 01, AMT, 09/07/02
                LOC: Wachovia Bank and
                Trust.......................     5,200,000
                                              ------------
                                                17,200,000
                                              ------------

SOUTH DAKOTA--0.7%
   6,495,000  South Dakota Housing
                Development Authority,
                1.45%(c)
                Multi Family Housing Revenue
                Bond
                LaCrosse Investors,
                Series 01, 09/07/02
                LOC: Federal National
                Mortgage Association........     6,495,000
                                              ------------

TENNESSEE--6.6%
  10,600,000  Education Funding of the
                South, 1.40%(c)
                Student Funding Corporation,
                Series 87A-2, AMT, 09/07/02
                LOC: Bank of America........    10,600,000
  13,300,000  Education Funding of the
                South, 1.40%(c)
                Student Funding Corporation,
                Series 87A-3, AMT, 09/07/02
                LOC: Bank of America........    13,300,000
   1,400,000  Jackson, 1.40%(c)
                Gas System Revenue Bonds,
                Series 00, 09/07/02
                LOC: SunTrust Bank..........     1,400,000

    The accompanying notes are an integral part of the financial statements.

                                                                   Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2002
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
TENNESSEE (CONTINUED)
$  1,961,000  Nashville and Davidson County
                Health & Education
                Authority, 1.50%(c)
                Multi Family Housing Revenue
                Bond
                Old Hickory, Series 95A,
                AMT, 09/07/02
                LOC: Federal Home Loan
                Bank........................  $  1,961,000
   7,500,000  Shelby County, 1.40%(c)
                TRAN, Series 02A, 09/07/02
                LOC: Bayerische
                Landesbank..................     7,500,000
  28,150,000  Stewart County, 1.50%(c)
                Industrial Development
                Revenue Bond
                Standard Gypsum Project,
                Series 99, AMT, 09/07/02
                LOC: Toronto Dominion Bank..    28,150,000
                                              ------------
                                                62,911,000
                                              ------------

TEXAS--9.4%
  21,200,000  Austin, 1.40%(c)
                Airport System Revenue
                Notes,
                Series 95A, AMT, 09/07/02
                LOC: J.P. Morgan Chase......    21,200,000
  11,900,000  Brazos Higher Education,
                1.40%(c)
                Student Loan Revenue Bond
                Series B1, AMT, 09/07/02
                LOC: Student Loan Marketing
                Association.................    11,900,000
  23,600,000  Calhoun County, 1.45%(c)
                Port Facility Revenue Bond
                Formosa Plastics
                Corporation, Series 94, AMT,
                09/07/02
                LOC: Bank of America........    23,600,000
   1,000,000  Gulf Coast Waste Disposal
                Authority, 1.35%(c)
                Pollution Control Revenue
                Bond
                Amoco Oil Project,
                Series 98, AMT, 09/01/02....     1,000,000
   5,500,000  Gulf Coast Waste Disposal
                Authority, 1.55%(c)
                Pollution Control Revenue
                Bond
                Waste Corporation Project,
                Series 02, AMT, 09/07/02
                LOC: Wells Fargo Bank.......     5,500,000

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
TEXAS (CONTINUED)
   2,600,000  Haltom City, 1.46%(c)
                Industrial Development
                Revenue Bond
                Molded Products Inc., Series
                95, 09/07/02
                LOC: LaSalle National
                Bank........................     2,600,000
   3,000,000  Mansfield, 1.43%(c)
                Industrial Development
                Revenue Bond
                Pier 1 Imports,
                AMT, 09/07/02
                LOC: Bank One Texas.........     3,000,000
   1,200,000  Midlothian, 1.40%(c)
                Industrial Development
                Revenue Bond
                Box-Crow Cement Company,
                Series 84, 09/07/02
                LOC: Union Bank of
                Switzerland.................     1,200,000
   5,700,000  Mineral Wells, 1.55%(c)
                Industrial Development
                Revenue Bond
                Ameron International
                Corporation,
                Series 96, AMT, 09/07/02
                LOC: Bank One Corporation...     5,700,000
   4,500,000  North Texas Higher Education
                Authority, 1.45%(c)
                Student Loan Revenue Bond
                Series 93A, AMT, 09/07/02
                LOC: Student Loan Marketing
                Association.................     4,500,000
   3,300,000  North Texas Higher Education
                Authority, 1.45%(c)
                Student Loan Revenue Bond
                Series 01A, AMT, 09/07/02
                LOC: Student Loan Marketing
                Association.................     3,300,000
   2,000,000  Panhandle Plains, 1.40%(c)
                Student Loan Revenue Bond
                Series 91A, AMT, 09/07/02
                LOC: Student Loan Marketing
                Association.................     2,000,000
   3,500,000  Panhandle Plains, 1.40%(c)
                Student Loan Revenue Bond
                Series 97X, AMT, 09/07/02
                LOC: Student Loan Marketing
                Association.................     3,500,000
                                              ------------
                                                89,000,000
                                              ------------

    The accompanying notes are an integral part of the financial statements.

                                                                   Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2002
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
VIRGINIA--3.6%
$  4,250,000  Fairfax County Development
                Authority, 1.50%(c)
                Industrial Development
                Revenue Bond
                Sandy Rock Project,
                Series 99, AMT, 09/07/02
                LOC: Wachovia Bank and
                Trust.......................  $  4,250,000
   2,500,000  Henrico County, 1.50%(c)
                Industrial Development
                Revenue Bond
                White Oak Semiconductor,
                Series 00, AMT, 09/07/02
                LOC: Citibank...............     2,500,000
   2,400,000  Norfolk Industrial Development
                Authority, 1.50%(c)
                Industrial Development
                Revenue Bond
                Norfolk Ship Repair Project,
                Series 00, AMT, 09/07/02
                LOC: Wachovia Bank and
                Trust.......................     2,400,000
   2,000,000  Richmond Redevelopment &
                Housing Authority, 1.60%(c)
                Multi Family Housing Revenue
                Bond
                Tobacco Row,
                Series 89B-3, AMT, 09/07/02
                GIC: Bayerische
                Landesbank..................     2,000,000
   4,750,000  Richmond Redevelopment &
                Housing Authority, 1.60%(c)
                Multi Family Housing Revenue
                Bond
                Tobacco Row,
                Series 89B-5, AMT, 09/07/02
                GIC: Bayerische
                Landesbank..................     4,750,000
  10,660,000  Richmond Redevelopment &
                Housing Authority, 1.60%(c)
                Multi Family Housing Revenue
                Bond
                Tobacco Row,
                Series 89B-7, AMT, 09/07/02
                GIC: Bayerische
                Landesbank..................    10,660,000
   3,800,000  Spotsylvania County, 1.50%(c)
                Industrial Development
                Revenue Bond
                Anthony Kane Project, Series
                99, AMT, 09/07/02
                LOC: Wachovia Bank and
                Trust.......................     3,800,000

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
VIRGINIA (CONTINUED)
   4,300,000  Virginia Beach, 1.50%(c)
                Industrial Development
                Revenue Bond
                Architectural Graphics,
                Series 00, AMT, 09/07/02
                LOC: Wachovia Bank and
                Trust.......................     4,300,000
                                              ------------
                                                34,660,000
                                              ------------

WASHINGTON--3.5%
   5,000,000  Port of Port Angeles, 1.55%(c)
                Industrial Development
                Revenue Bond
                Daishowa America Project,
                Series 92, AMT, 09/07/02
                LOC: Bank of Nova Scotia....     5,000,000
   5,000,000  Port of Seattle, 1.55%(c)
                Harbor Island Terminal 18
                Project,
                Series 97, AMT, 09/07/02
                LOC: Bank of New York.......     5,000,000
   6,000,000  Port Vancouver, 1.40%(c)
                Industrial Development
                Revenue Bond
                United Grain Corporation,
                Series 92, AMT, 09/07/02
                LOC: Bank of America........     6,000,000
   1,620,000  Washington Housing Finance
                Commission, 1.50%(c)
                Multi Family Housing Revenue
                Bond
                Country Club Villas, Series
                01,
                AMT, 09/01/02
                LOC: U.S. Bank N.A..........     1,620,000
   1,670,000  Washington Housing Finance
                Commission, 1.60%(c)
                Multi Family Housing Revenue
                Bond
                LTC Properties Inc. Project,
                Series 95, AMT, 09/07/02
                LOC: U.S. Bank N.A..........     1,670,000
   5,725,000  Washington Housing Finance
                Commission, 1.50%(c)
                Multi Family Housing Revenue
                Bond
                Mill Pointe Apartment
                Project, Series 99A, AMT,
                09/07/02
                LOC: U.S. Bank N.A..........     5,725,000

    The accompanying notes are an integral part of the financial statements.

                                                                   Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2002
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
WASHINGTON (CONTINUED)
$  5,585,000  Washington Housing Finance
                Commission, 1.50%(c)
                Multi Family Housing Revenue
                Bond
                Regency Park Apartments,
                Series 99A, AMT, 09/07/02
                LOC: U.S. Bank N.A..........  $  5,585,000
   3,080,000  Washington Housing Finance
                Commission, 1.60%(c)
                Multi Family Housing Revenue
                Bond
                Summerglen Project,
                Series 95, AMT, 09/07/02
                LOC: U.S. Bank N.A..........     3,080,000
                                              ------------
                                                33,680,000
                                              ------------

WISCONSIN--5.8%
  16,000,000  Milwaukee, RAN, 2.75%
                Series 02B, 08/28/03........    16,204,800
   4,290,000  Pewaukee, 1.46%(c)
                Industrial Development
                Revenue Bond
                Husco International Inc.
                Project, Series 92, AMT,
                09/07/02
                LOC: LaSalle National
                Bank........................     4,290,000
  10,000,000  Wisconsin Center District,
                1.45%(c)
                Tax Revenue,
                Series 01A, 09/07/02
                LOC: Firstar Bank N.A.......    10,000,000
   7,000,000  Wisconsin Health & Educational
                Facilities Authority,
                1.45%(c)
                Hospital Revenue Bond
                Aurora Health Care Inc.,
                Series 99C, 09/07/02
                LOC: Bank One...............     7,000,000

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
WISCONSIN (CONTINUED)
  17,100,000  Wisconsin Health & Educational
                Facilities Authority,
                1.33%(c)
                Hospital Revenue Bond
                University Of Wisconsin
                Medical Foundation,
                Series 00, 09/07/02
                LOC: ABN-AMRO...............    17,100,000
                                              ------------
                                                54,594,800
                                              ------------
TOTAL INVESTMENTS
    (cost $969,113,931)(d), 102.2%(a).......   969,113,931
OTHER ASSETS AND LIABILITIES, net,
  (2.2%)(a).................................   (20,626,687)
                                              ------------
NET ASSETS, (net asset value, offering and
redemption price of $1.00 per share;
948,543,747 shares outstanding), consisting
of paid-in-capital of $948,526,692, net of
accumulated net realized loss of $39,448,
100%........................................  $948,487,244
                                              ============

--------------------------------------------------------
(a)  Percentages are based on net assets.
(b)  Earlier of the maturity date or the put date.
(c)  Floating rate notes are securities that generally
     are payable on demand within seven calendar days.
     Put bonds are securities that can be put back to
     the issuer or remarketer either at the option of
     the holder, at a specified date, or within a
     specified time period known at the time of
     purchase. For these securities, the demand period
     and the remaining period to put date, respectively,
     are used when calculating the weighted average
     maturity of the portfolio.
(d)  The aggregate identified cost for federal income
     tax purposes is the same.

AMT   --   Securities subject to Alternative Minimum Tax
FGIC  --   Federal Guaranty Insurance Company
FSA   --   Financial Security Assurance
GIC   --   Credit enhancement provided by guaranteed
           investment contract with noted institution
GO    --   General Obligation
LOC   --   Credit enhancement provided by letter of
           credit issued by noted institution
RAN   --   Revenue Anticipation Note
SBPA  --   Credit enhancement provided by standby bond
           purchase agreement from noted institution
TRAN  --   Tax Revenue Anticipation Note

    The accompanying notes are an integral part of the financial statements.

                                                                   Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                   FOR THE FISCAL YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

Investment Income:

Interest....................................................                 $ 15,794,544

Expenses:
  Management fee............................................  $  4,454,352
  Distribution fee..........................................     1,439,771
  Shareholder servicing fees................................       215,652
  State qualification expenses..............................       150,958
  Custodian fee.............................................        72,309
  Professional fees.........................................        67,896
  Fund accounting fee.......................................        66,537
  Reports to shareholders...................................        37,213
  Insurance.................................................        12,958
  Trustees' fees and expenses...............................        12,247
  Federal registration expense..............................         2,713
  Other.....................................................         5,105
                                                              ------------
        Total expenses......................................                    6,537,711
                                                                             ------------
Net investment income from operations.......................                 $  9,256,833
                                                                             ============

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 FOR THE FISCAL YEARS ENDED
                                                              ---------------------------------
                                                              AUGUST 31, 2002   AUGUST 31, 2001
                                                              ---------------   ---------------
Increase in net assets:
Operations:
  Net investment income from operations.....................   $  9,256,833      $ 24,725,545
Distributions to shareholders from net investment income
    ($0.010 and $0.029 per share, respectively).............     (9,247,845)      (24,725,545)
Increase in net assets from Fund share transactions.........     35,286,853       140,850,971
                                                               ------------      ------------
Increase in net assets......................................     35,295,841       140,850,971
Net assets, beginning of fiscal year........................    913,191,403       772,340,432
                                                               ------------      ------------
Net assets, end of fiscal year..............................   $948,487,244      $913,191,403
                                                               ============      ============

    The accompanying notes are an integral part of the financial statements.

                                                                   Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                        FOR THE FISCAL YEARS ENDED AUGUST 31
                                                               -------------------------------------------------------
                                                                2002        2001        2000        1999        1998
                                                               -------     -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF FISCAL YEAR..................    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                               -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a).................................      0.010       0.029       0.032       0.026       0.030
LESS DISTRIBUTIONS:
  Dividends from net investment income(a)..................     (0.010)     (0.029)     (0.032)     (0.026)     (0.030)
                                                               -------     -------     -------     -------     -------
NET ASSET VALUE, END OF FISCAL YEAR........................    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                               =======     =======     =======     =======     =======
TOTAL RETURN(%)............................................       0.98        2.97        3.29        2.62        3.02
RATIOS TO AVERAGE DAILY NET ASSETS(%)/SUPPLEMENTAL DATA
  Operating expenses, net..................................       0.68        0.69        0.71        0.73        0.74
  Net investment income....................................       0.96        2.90        3.24        2.58        2.98
  Net assets, end of fiscal year ($ millions)..............        948         913         772         625         565

---------------

 (a) Includes net realized gains and losses which were less than $.001 per share for each of the periods.

    The accompanying notes are an integral part of the financial statements.

                                                                   Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the "Fund") and the Money Market Fund. The Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees.

        State Qualification Expenses: State qualification expenses are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At August 31, 2002, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares and dollars of the Fund during the fiscal years ended August 31, 2002 and 2001 at a net asset value of $1.00 per share, were as follows:

                                                                            FOR THE FISCAL YEARS ENDED
                                                                        ----------------------------------
                                                                        AUGUST 31, 2002    AUGUST 31, 2001
                                                                        ---------------    ---------------
        Shares sold.................................................     3,546,858,702      3,334,995,738
        Shares issued on reinvestment of distributions..............        10,072,516         23,346,942
        Shares redeemed.............................................    (3,521,644,365)    (3,217,491,709)
                                                                        --------------     --------------
          Net increase..............................................        35,286,853        140,850,971
        Shares outstanding:
          Beginning of fiscal year..................................       913,256,894        772,405,923
                                                                        --------------     --------------
          End of fiscal year........................................       948,543,747        913,256,894
                                                                        ==============     ==============

                                                                   Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the fiscal year ended August 31, 2002, purchases, sales and maturities of short-term investment securities aggregated $1,574,420,378, $1,454,774,781 and $61,540,000, respectively.

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Trust's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager" or "Heritage"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate as shown in the table below based on the Fund's average daily net assets, computed daily and payable monthly.

                          FUND'S AVERAGE                    MANAGEMENT
                         DAILY NET ASSETS                    FEE RATE
                         ----------------                   ----------
        First $250 million................................   0.500%
        Next $250 million.................................   0.475%
        Next $250 million.................................   0.450%
        Next $250 million.................................   0.425%
        Greater than $1 billion...........................   0.400%

       The amount payable to the Manager as of August 31, 2002 was $381,278. Pursuant to a contractual agreement dated January 2, 2002, the Manager has agreed to waive its fees and, if necessary, reimburse the Fund to the extent that total operating expenses exceed 0.74% of its average daily net assets for the fiscal year ended August 31, 2002. No fees were waived and no expenses were reimbursed for the fiscal year ended August 31, 2002.

       The Manager has entered into an agreement with Alliance Capital Management L.P. (the "Subadviser") to provide investment advice and portfolio management services, including placement of brokerage orders, to the Fund for a fee payable by the Manager equal to an annual rate of 0.125% of average daily net assets on assets up to $100 million, 0.10% of average daily net assets on assets from $100 million to $250 million, and 0.05% on average daily net assets exceeding $250 million. For the fiscal year ended August 31, 2002, the Subadviser earned $629,924 in subadvisory fees, which were paid by the Manager.

       The Manager is also the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $215,652 for Shareholder Servicing fees and $66,537 for Fund Accounting services, of which $35,596 and $11,000 were payable as of August 31, 2002, respectively.

       Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays Raymond James & Associates, Inc. (the "Distributor" or "RJA") a fee equal to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. Such fee is accrued daily and payable monthly. The total amount payable to the Distributor as of August 31, 2002 was $123,328. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc. ("RJF").

                                                                   Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager (collectively referred to as the "Heritage Mutual Funds"). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager received an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds. For the fiscal year ended August 31, 2002, the Fund paid the Trustees an aggregate amount of $11,365 in fees.

Note 5: FEDERAL INCOME TAXES. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. As of August 31, 2002, the Fund has net-tax basis capital loss carryforwards in the aggregate of $38,876. Capital loss carryforwards in the amount of $38,876 may be applied to any net taxable gains until their expiration date of 2004. In addition, from November 1, 2001 to August 31, 2002 the Fund incurred $572 of net realized capital losses (post October losses) which will be deferred and treated as arising on September 1, 2002 in accordance with regulations under the Internal Revenue Code. During the fiscal year ended August 31, 2002 the Fund utilized $9,676 of capital loss carryforwards from prior years. All dividends paid by the Fund for net investment income are exempt from Federal income tax.

                                                                   Annual Report

--------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Heritage Cash Trust -- Municipal Money Market Fund

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust -- Municipal Money Market Fund (the "Fund") at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Tampa, Florida
October 4, 2002

                                                                   Annual Report

--------------------------------------------------------------------------------
                                TAX INFORMATION
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Of the dividends paid from net investment income for the fiscal year ended August 31, 2002, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and a portion were exempt interest dividends which may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

                                                                   Annual Report

--------------------------------------------------------------------------------

                              HERITAGE CASH TRUST
                             TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                                                                           HERITAGE MUTUAL
                                                                                                FUNDS
                                                  TERM OF OFFICE*         PRINCIPAL            COMPLEX            OTHER
        NAME, ADDRESS             POSITION(S)      AND LENGTH OF    OCCUPATION(S) DURING      OVERSEEN        DIRECTORSHIPS
           AND AGE              HELD WITH FUND      TIME SERVED         PAST 5 YEARS         BY TRUSTEE      HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------

    AFFILIATED TRUSTEES**
       THOMAS A. JAMES              Trustee       Since inception   Chairman of the Board     13                N/A
     880 Carillon Parkway                            in 1985          since 1986; Chief
   St. Petersburg, FL 33716                                         Executive Officer of
             (60)                                                      RJF since 1969;
                                                                    Chairman of the Board
                                                                     of RJA since 1986;
                                                                    Chairman of the Board
                                                                       of Eagle Asset
                                                                      Management, Inc.
                                                                    ("Eagle") since 1984.
----------------------------------------------------------------------------------------------------------------------------
       RICHARD K. RIESS            President        Since 2000         Executive Vice         13                N/A
     880 Carillon Parkway             and                               President and
   St. Petersburg, FL 33716         Trustee       Since inception   Managing Director for
             (53)                                    in 1985         Asset Management of
                                                                    RJF since 1998; Chief
                                                                    Executive Officer of
                                                                      Eagle since 1996;
                                                                       Chief Executive
                                                                     Officer of Heritage
                                                                    since 2000; President
                                                                      of Eagle, 1995 to
                                                                            2000.
----------------------------------------------------------------------------------------------------------------------------

     INDEPENDENT TRUSTEES
       C. ANDREW GRAHAM             Trustee       Since inception     Graham Financial        13                N/A
     880 Carillon Parkway                            in 1985            Partners LLC
   St. Petersburg, FL 33716                                            (insurance and
             (62)                                                   investment services)
                                                                         since 1999;
                                                                    Representative of NFP
                                                                      Securities, Inc.
                                                                    (broker-dealer) since
                                                                    2002; Representative
                                                                     of Multi-Financial
                                                                      Securities Corp.
                                                                    (broker-dealer), 1996
                                                                      to 2001; V.P. of
                                                                      Financial Designs
                                                                     Ltd., 1996 to 1999.
----------------------------------------------------------------------------------------------------------------------------

                                                                   Annual Report

--------------------------------------------------------------------------------

                              HERITAGE CASH TRUST
                             TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                                                                           HERITAGE MUTUAL
                                                                                                FUNDS
                                                  TERM OF OFFICE*         PRINCIPAL            COMPLEX            OTHER
        NAME, ADDRESS             POSITION(S)      AND LENGTH OF    OCCUPATION(S) DURING      OVERSEEN        DIRECTORSHIPS
           AND AGE              HELD WITH FUND      TIME SERVED         PAST 5 YEARS         BY TRUSTEE      HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
                INDEPENDENT TRUSTEES (CONTINUED)
       JAMES L. PAPPAS              Trustee         Since 1989       Lykes Professor of       13                N/A
     880 Carillon Parkway                                            Banking and Finance
   St. Petersburg, FL 33716                                             since 1986 at
             (59)                                                    University of South
                                                                     Florida; President,
                                                                     Graduate School of
                                                                     Banking since 1995;
                                                                    Trustee and Chairman
                                                                     of the Board, Tampa
                                                                       Museum of Art.
----------------------------------------------------------------------------------------------------------------------------
      DAVID M. PHILLIPS             Trustee       Since inception       Executive in          13                N/A
     880 Carillon Parkway                            in 1985        Residence, University
   St. Petersburg, FL 33716                                         of North Carolina --
             (63)                                                   Wilmington; Chairman
                                                                       Emeritus of CCC
                                                                    Information Services,
                                                                            Inc.
----------------------------------------------------------------------------------------------------------------------------
         ERIC STATTIN               Trustee         Since 1987        Private Investor        13             Mill Creek Bank
     880 Carillon Parkway                                                since 1988.
   St. Petersburg, FL 33716
             (69)
----------------------------------------------------------------------------------------------------------------------------
      DEBORAH L. TALBOT             Trustee         Since 2002       Consultant/Advisor;      13                N/A
     880 Carillon Parkway                                            Member, Academy of
   St. Petersburg, FL 33716                                         Senior Professionals,
             (51)                                                   Eckerd College since
                                                                    1997; Member, Dean's
                                                                      Advisory Board of
                                                                     Fogelman School of
                                                                    Business, University
                                                                         of Memphis,
                                                                     1999-2000; Advisory
                                                                    Board Member, Center
                                                                     for Global Studies,
                                                                     Pennsylvania State
                                                                         University,
                                                                         1996-1999.
----------------------------------------------------------------------------------------------------------------------------

                                                                   Annual Report

--------------------------------------------------------------------------------

                              HERITAGE CASH TRUST
                             TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                                                                           HERITAGE MUTUAL
                                                                                                FUNDS
                                                  TERM OF OFFICE*         PRINCIPAL            COMPLEX            OTHER
        NAME, ADDRESS             POSITION(S)      AND LENGTH OF    OCCUPATION(S) DURING      OVERSEEN        DIRECTORSHIPS
           AND AGE              HELD WITH FUND      TIME SERVED         PAST 5 YEARS         BY TRUSTEE      HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
           OFFICERS
          K.C. CLARK            Executive Vice      Since 2000         Executive Vice         N/A               N/A
     880 Carillon Parkway          President                         President and Chief
   St. Petersburg, FL 33716           and                           Operating Officer of
             (43)                  Principal                        Heritage, since 2000;
                                   Executive                             Senior Vice
                                    Officer                         President -- Operations
                                                                    and Administration of
                                                                      Heritage, 1998 to
                                                                         2000; Vice
                                                                        President --
                                                                       Operations and
                                                                      Administration of
                                                                      Heritage, 1993 to
                                                                            1998.
----------------------------------------------------------------------------------------------------------------------------
       H. PETER WALLACE              Vice           Since 1993      Senior Vice President     N/A               N/A
     880 Carillon Parkway          President                            and Director
   St. Petersburg, FL 33716                                             Fixed Income
             (56)                                                      Investments of
                                                                    Heritage since 1993.
----------------------------------------------------------------------------------------------------------------------------
      DONALD H. GLASSMAN           Treasurer        Since 1989      Treasurer of Heritage     N/A               N/A
     880 Carillon Parkway                                                since 1989.
   St. Petersburg, FL 33716
             (45)
----------------------------------------------------------------------------------------------------------------------------
    CLIFFORD J. ALEXANDER          Secretary        Since 1985      Partner, Kirkpatrick      N/A               N/A
     880 Carillon Parkway                                            & Lockhart LLP (law
   St. Petersburg, FL 33716                                                firm).
             (58)
----------------------------------------------------------------------------------------------------------------------------
        ROBERT J. ZUTZ             Assistant        Since 1989      Partner, Kirkpatrick      N/A               N/A
     880 Carillon Parkway          Secretary                         & Lockhart LLP (law
   St. Petersburg, FL 33716                                                firm).
             (49)
----------------------------------------------------------------------------------------------------------------------------
      DEBORAH A. MALINA            Assistant        Since 2000           Compliance           N/A               N/A
     880 Carillon Parkway          Secretary                          Administrator of
   St. Petersburg, FL 33716                                         Heritage since 2000;
             (36)                                                   Assistant Supervisor
                                                                       of Operations,
                                                                      Heritage, 1997 to
                                                                            2000.
----------------------------------------------------------------------------------------------------------------------------

 * Trustees serve for the lifetime of the Trust or until they are removed, resign or retire. The Board has adopted a retirement policy that requires Trustees to retire at the age of 72 for those Trustees in office prior to August 2000, and at the age 70 for those Trustees who are elected to office after August 2000. Officers are elected annually for one year terms. The Trust's Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request, by calling (800) 421-4184.

** Messrs. James and Riess are "interested" persons of the Trust as that term is defined by the Investment Company Act of 1940. Mr. James is affiliated with RJA and RJF. Mr. Riess is affiliated with Heritage and RJF.

                                                                   Annual Report

HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND is a member of the Heritage Family of Mutual Funds. Other investment alternatives available to you from Heritage include:

                     -   HERITAGE CASH TRUST
                             MONEY MARKET FUND
                     -   HERITAGE CAPITAL APPRECIATION TRUST
                     -   HERITAGE GROWTH AND INCOME TRUST
                     -   HERITAGE INCOME TRUST
                             HIGH YIELD BOND FUND
                             INTERMEDIATE GOVERNMENT FUND
                     -   HERITAGE SERIES TRUST
                             AGGRESSIVE GROWTH FUND
                             GROWTH EQUITY FUND
                             INTERNATIONAL EQUITY FUND
                             MID CAP STOCK FUND
                             SMALL CAP STOCK FUND
                             TECHNOLOGY FUND
                             VALUE EQUITY FUND

We are pleased that many of you are also investors in these funds. For more complete information, including fees, risks and expenses, contact your financial advisor or call Heritage Family of Funds at 800-421-4184 for a prospectus. Read the prospectus carefully before you invest or send money. This report is for the information of shareholders of Heritage Cash Trust -- Municipal Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus for that Fund.

                                (HERITAGE LOGO)

                       The Intelligent Creation of Wealth

                 Raymond James & Associates, Inc., Distributor
                      Member New York Stock Exchange/SIPC
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                        (727) 573-8143 - (800) 421-4184
                             www.heritagefunds.com

             Not FDIC Insured - May Lose Value - No Bank Guarantee

20M 8/02 (RECYCLE LOGO) Printed on recycled paper AR5371MU